Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,816,000
Previously Paid Amount	0.00
Total Fee Amount	737.33
Total Offset Amount	0.00
Net Fee	737.33
Narrative - Max Aggregate Offering Price	$ 4,816,000
Final Prospectus	true